Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues and adjusted segment income by reportable segment
Total revenues	$ 3,824.9	$ 3,759.1	$ 3,630.6	$ 3,349.3	$ 3,322.6	$ 3,279.2	$ 3,249.6	$ 3,105.9	$ 14,563.9	$ 12,957.3	$ 10,926.4
Floor plan interest expense									43.3	38.1	26.6
Other interest expense									47.7	46.6	44.1
Debt discount amortization											1.7
Depreciation									61.1	52.9	45.8
Equity in earnings of affiliates									30.7	27.6	25.4
Adjusted segment Income									372.6	305.5	245.2
Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes
Adjusted segment Income									372.6	305.5	245.2
Debt redemption costs										(17.8)
Income (loss) from continuing operations before income taxes									372.6	287.7	245.2
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	6,415.5				5,379.0				6,415.5	5,379.0
Equity method investments	346.9				303.2				346.9	303.2
Capital expenditures									256.0	161.9	131.2
Intersegment Elimination
Revenues and adjusted segment income by reportable segment
Total revenues									(32.3)	(4.6)
Adjusted segment Income									(0.3)	(0.1)
Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes
Adjusted segment Income									(0.3)	(0.1)
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	(0.3)				(0.1)				(0.3)	(0.1)
Retail | Operating segments
Revenues and adjusted segment income by reportable segment
Total revenues									14,390.7	12,957.9	10,926.4
Floor plan interest expense									42.7	38.1	26.6
Other interest expense									44.3	46.5	44.1
Debt discount amortization											1.7
Depreciation									59.8	52.9	45.8
Equity in earnings of affiliates									4.9	3.3	2.1
Adjusted segment Income									338.3	281.9	221.9
Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes
Adjusted segment Income									338.3	281.9	221.9
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	5,747.6				5,101.3				5,747.6	5,101.3
Equity method investments	81.6				53.3				81.6	53.3
Capital expenditures									169.6	152.0	131.2
Other | Operating segments
Revenues and adjusted segment income by reportable segment
Total revenues									205.5	4.0
Floor plan interest expense									0.6
Other interest expense									3.4	0.1
Depreciation									1.3
Equity in earnings of affiliates									25.8	24.3	23.3
Adjusted segment Income									34.6	23.7	23.3
Reconciliation of total adjusted segment income to consolidated income from continuing operations before income taxes
Adjusted segment Income									34.6	23.7	23.3
Total assets, equity method investments, and capital expenditures by reporting segment
Total assets	668.2				277.8				668.2	277.8
Equity method investments	265.3				249.9				265.3	249.9
Capital expenditures									$ 86.4	$ 9.9